Derivative Financial Instruments (Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges) (Detail) (Designated as Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments, Cash flow hedges (Effective portion)	¥ 7
Gains (Losses) reclassified from Accumulated OCI into income, Cash flow hedges (Effective portion)	1		(1)		6
Gains (Losses) recognized in income on derivative instruments, Cash flow hedges (Ineffective portion and amount excluded from effectiveness testing)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments, Cash flow hedges (Effective portion)	7
Gains (Losses) reclassified from Accumulated OCI into income, Cash flow hedges (Effective portion)	1	[1]	(1)	[1]	6	[1]
Gains (Losses) recognized in income on derivative instruments, Cash flow hedges (Ineffective portion and amount excluded from effectiveness testing)

[1]	Included in Interest income.